Property, plant and equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant, and Equipment Disclosure [Line Items]
Cost of plant in service	$ 531,191	$ 514,709
Accumulated depreciation related to commonly owned facilities	50,919	31,349
Expenditures	61,827	69,210
Contribution received	4,214	7,137
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	111,806	109,653
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	43,444	39,638
Depreciation expense	1,708	1,615
Distribution and Transmission
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	885,087	1,125,062
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	28,779	81,480
Regulated Services Group
Property, Plant, and Equipment Disclosure [Line Items]
Cost of distribution assets	3,076	3,076
Accumulated depreciation	1,321	1,003
Expansion costs	$ 1,000	$ 1,000